Subsequent Events	12 Months Ended
Dec. 31, 2019
33. Subsequent Events
Subsequent Events

33. SUBSEQUENT EVENTS

These financial statements and notes reflect the Company’s evaluation of events occurring subsequent to the balance sheet date through February 14, 2020, the date the financial statements were issued.